Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 30, 2021
Voya Target Retirement 2065 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya Target Retirement 2065 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy, sell, and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial intermediary and in the discussion in the Sales Charges section of the Prospectus (page 151), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 87). The Management Agreement provides for a “ bundled fee” arrangement under which the Adviser provides (in addition to advisory services and administrative services), custodial, transfer agency, portfolio accounting, auditing and ordinary legal services in return for a single management fee. The Fund is responsible for applicable fees paid to financial intermediaries that maintain omnibus accounts and/or provide shareholder or participant record keeping services on behalf of their clients as well as any distribution or shareholder servicing plan payments, interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. In the future, the Fund will pay these fees to financial intermediaries that are affiliates of the Adviser, which will cause the Fund’s “Other Expenses” set forth in the fee table below to increase. As of the date of this Prospectus, it is not possible to estimate the amount of these fees.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder FeesFees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses2Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), including exchange-traded funds. The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2065. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 95% in equity securities and 5% in debt instruments. Although this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.The allocation of the Fund’s assets between Underlying Funds affiliated with the investment adviser and Underlying Funds that are not affiliated with the investment adviser will vary over time, although the sub-adviser (“Sub-Adviser”) currently expects to invest, under normal circumstances, at least 10% of the Fund’s assets, and as much as 85%, in Underlying Funds affiliated with the investment adviser.The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.The Fund may invest in exchange-traded notes.The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.The Fund is structured and managed around a specific target retirement or financial goal date of 2065 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the target allocations to equity securities and debt instruments will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2065, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.Affiliated Underlying Funds:The manager’s selection of Underlying Funds presents conflicts of interest. The net management fee revenue received or costs incurred by the manager and its affiliates will vary depending on the Underlying Funds it selects for an Underlying Fund, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue or lowest costs to the manager and its affiliates, even if that results in increased expenses and potentially less favorable investment performance for the Underlying Fund. The Underlying Fund invests in Class P3 shares of affiliatedUnderlying Funds for which the manager receives no management fees and bears all expenses incurred by or allocated to that class. As a result, investments in affiliated Underlying Funds will cause the manager to incur higher costs than would investments in unaffiliated Underlying Funds. Therefore, the manager may prefer to invest in an Unaffiliated Underlying Fund. However, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by an Underlying Fund in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although an Underlying Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees or have achieved better historical investment performance than the comparable affiliated Underlying Funds. If an Underlying Fund invests in an Underlying Fund with higher expenses, the Underlying Fund’s performance would be lower than if the Underlying Fund had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).Asset Allocation:Investment performance depends on the manager’s skill in allocating assets among the asset classes in which an Underlying Fund invests and in choosing investments within those asset classes. There is a risk that the manager may allocate assets or investments to an asset class that underperforms compared to other asset classes or investments.Bank Instruments:Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with an Underlying Fund.Cash/Cash Equivalents:Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact an Underlying Fund’s performance and ability to achieve its investment objective.Commodities:Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of an Underlying Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for an Underlying Fund to sell them at a desirable price or at the price at which it is carrying them.Company:The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.Credit:The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.Credit Default Swaps:An Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, an Underlying Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, an Underlying Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose an Underlying Fund to new kinds of costs and risks. In addition, credit default swaps expose an Underlying Fund to the risk of improper valuation.Currency:To the extent that an Underlying Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by an Underlying Fund through foreign currency exchange transactions.Deflation:Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.Derivative Instruments:Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by an Underlying Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on an Underlying Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so an Underlying Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose an Underlying Fund to the risk of improper valuation.Floating Rate Loans:In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, an Underlying Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by an Underlying Fund through another financial institution, or an Underlying Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, an Underlying Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of an Underlying Fund to meet its redemption obligations. It may also limit the ability of an Underlying Fund to repay debt, pay dividends, or to take advantage of new investment opportunities.Foreign Investments/Developing and Emerging Markets:Investing in foreign (non-U.S.) securities may result in an Underlying Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.Growth Investing:Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.High-Yield Securities:Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Index Fund may underperform other funds that invest more broadly. The correlation between an Underlying Index Fund’s performance and index performance will be reduced by the Underlying Index Fund’s expenses and could be reduced by the timing of purchases and redemptions of the Underlying Index Fund’s shares. In addition, an Underlying Index Fund’s actual holdings might not match the index and an Underlying Index Fund’s effective exposure to index securities at any given time may not precisely correlate. When deciding between Underlying Index Funds benchmarked to the same index, the manager may not select the Underlying Index Fund with the lowest expenses. If the Fund invests in an Underlying Index Fund with higher expenses, the Fund's performance would be lower than if the Fund had invested in an Underlying Index Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).Inflation-Indexed Bonds:If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.Interest Rate:With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, the United States experiences a low interest rate environment, which may increase an Underlying Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that an Underlying Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. Changes to monetary policy by the Federal Reserve Board or other regulatory actions could expose fixed-income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact an Underlying Fund’s operations and return potential.Liquidity:If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when an Underlying Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing an Underlying Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by an Underlying Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to an Underlying Fund.Market:Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of an Underlying Fund to achieve its investment objectives.Market Capitalization:Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.Market Disruption and Geopolitical:An Underlying Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of an Underlying Fund and the Underlying Fund. Any of these occurrences could disrupt the operations of an Underlying Fund and of the Underlying Fund’s service providers.Natural Resources/Commodity Securities:The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.Other Investment Companies:The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of an Underlying Fund. The investment policies of the other investment companies may not be the same as those of an Underlying Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which an Underlying Fund is typically subject.Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, an Underlying Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.Real Estate Companies and Real Estate Investment Trusts (“REITs”):Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. An Underlying Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.U.S. Government Securities and Obligations:U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.Value Investing:Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities an Underlying Fund holds may not reach their full values. A particular risk of an Underlying Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, an Underlying Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund, even near, at, or after the Target Date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund did not have a full calendar year of operations as of December 31, 2020, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund did not have a full calendar year of operations as of December 31, 2020, there is no annual performance information included.
Voya Target Retirement 2065 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees2	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Shareholder Services (12b-1) Fees2	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses2	rr_OtherExpensesOverAssets	0.04%	[2]
Acquired Fund Fees and Expenses2	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[3]
Total Annual Fund Operating Expenses2	rr_ExpensesOverAssets	0.55%	[4]
Waivers and Reimbursements2	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total Annual Fund Operating Expenses After Waivers and Reimbursements2	rr_NetExpensesOverAssets	0.55%
1 Yr	rr_ExpenseExampleYear01	$ 628
3 Yrs	rr_ExpenseExampleYear03	741
5 Yrs	rr_ExpenseExampleYear05	865
10 Yrs	rr_ExpenseExampleYear10	1,225
1 Yr	rr_ExpenseExampleNoRedemptionYear01	628
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	741
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	865
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,225
Voya Target Retirement 2065 Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees2	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Shareholder Services (12b-1) Fees2	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses2	rr_OtherExpensesOverAssets	0.04%	[2]
Acquired Fund Fees and Expenses2	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[3]
Total Annual Fund Operating Expenses2	rr_ExpensesOverAssets	0.30%	[4]
Waivers and Reimbursements2	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total Annual Fund Operating Expenses After Waivers and Reimbursements2	rr_NetExpensesOverAssets	0.30%
1 Yr	rr_ExpenseExampleYear01	$ 31
3 Yrs	rr_ExpenseExampleYear03	97
5 Yrs	rr_ExpenseExampleYear05	169
10 Yrs	rr_ExpenseExampleYear10	381
1 Yr	rr_ExpenseExampleNoRedemptionYear01	31
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	97
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	169
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 381
Voya Target Retirement 2065 Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees2	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Shareholder Services (12b-1) Fees2	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses2	rr_OtherExpensesOverAssets	0.04%	[2]
Acquired Fund Fees and Expenses2	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[3]
Total Annual Fund Operating Expenses2	rr_ExpensesOverAssets	0.80%	[4]
Waivers and Reimbursements2	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total Annual Fund Operating Expenses After Waivers and Reimbursements2	rr_NetExpensesOverAssets	0.80%
1 Yr	rr_ExpenseExampleYear01	$ 82
3 Yrs	rr_ExpenseExampleYear03	255
5 Yrs	rr_ExpenseExampleYear05	444
10 Yrs	rr_ExpenseExampleYear10	990
1 Yr	rr_ExpenseExampleNoRedemptionYear01	82
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	255
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	444
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 990
Voya Target Retirement 2065 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees2	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Shareholder Services (12b-1) Fees2	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses2	rr_OtherExpensesOverAssets	0.04%	[2]
Acquired Fund Fees and Expenses2	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[3]
Total Annual Fund Operating Expenses2	rr_ExpensesOverAssets	0.30%	[4]
Waivers and Reimbursements2	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total Annual Fund Operating Expenses After Waivers and Reimbursements2	rr_NetExpensesOverAssets	0.25%
1 Yr	rr_ExpenseExampleYear01	$ 26
3 Yrs	rr_ExpenseExampleYear03	91
5 Yrs	rr_ExpenseExampleYear05	164
10 Yrs	rr_ExpenseExampleYear10	376
1 Yr	rr_ExpenseExampleNoRedemptionYear01	26
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	91
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	164
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 376
Voya Target Retirement 2065 Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees2	rr_ManagementFeesOverAssets	0.18%
Distribution and/or Shareholder Services (12b-1) Fees2	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses2	rr_OtherExpensesOverAssets	0.04%	[2]
Acquired Fund Fees and Expenses2	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[3]
Total Annual Fund Operating Expenses2	rr_ExpensesOverAssets	0.55%	[4]
Waivers and Reimbursements2	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total Annual Fund Operating Expenses After Waivers and Reimbursements2	rr_NetExpensesOverAssets	0.55%
1 Yr	rr_ExpenseExampleYear01	$ 305
3 Yrs	rr_ExpenseExampleYear03	422
5 Yrs	rr_ExpenseExampleYear05	550
10 Yrs	rr_ExpenseExampleYear10	922
1 Yr	rr_ExpenseExampleNoRedemptionYear01	305
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	422
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	550
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 922

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[4]	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6 and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.